Rule 497(e)
File Nos. 333-72042; 811-10559

TALCOTT RESOLUTION LIFE INSURANCE CO
SEPARATE ACCOUNT 11
333-72042     HV-5795-PremierSolutions Standard (Series A)
_____________________________
Supplement dated January 31, 2024 to your Prospectus dated May 1, 2023
This Supplement dated January 31, 2024 amends certain information contained in the Prospectus dated May 1, 2023.
Appendix A – Underlying Funds
Effective on or about January 16, 2024, the Goldman Sachs Satellite Strategies Fund– Class A was closed to new investment and will be liquidated on or about February 13, 2024.
Effective as of March 1, 2024, the name of ClearBridge Value Trust– Class FI will be changed to ClearBridge Value Fund– Class FI
Also effective immediately, the Current Expenses for the below-listed funds shown in the Appendix A – Underlying Funds section of the Prospectus dated May 1, 2023 are updated as follows.
American Funds Capital Income Builder® - Class R3	Invesco Equity and Income Fund - Class A
American Funds New World Fund® - Class R3	Invesco Growth and Income Fund - Class A
ClearBridge Aggressive Growth Fund - Class FI	MFS® New Discovery Fund - Class R3
Eaton Vance Worldwide Health Sciences Fund - Class A	MFS® Research International Fund - Class R3
Federated Hermes Kaufmann Fund - Class R	MFS® Technology Fund - Class R3
Goldman Sachs Large Cap Core Fund - Class A	MFS® Value Fund - Class R3
Goldman Sachs Large Cap Value Fund - Class A	Neuberger Berman Sustainable Equity Fund - Class A
Goldman Sachs Mid Cap Value Fund - Class A	PGIM Jennison Natural Resources Fund, Inc. - Class A
Goldman Sachs Small Cap Value Fund - Class A	Putnam International Capital Opportunities Fund - Class A
Goldman Sachs Small/Mid Cap Growth Fund - Class A	Templeton Growth Fund, Inc. - Class A
Invesco American Franchise Fund - Class A	UBS U.S. Allocation Fund - Class A
All other information contained in the Appendix A – Underlying Funds section of the Prospectus dated May 1, 2023 remains unchanged.

FUND TYPE	UNDERLYING FUND AND ADVISER/SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2022)
			1 YEAR	5 YEAR (or since inception)	10 YEAR (or since inception)
US Fund Global Allocation	American Funds Capital Income Builder® - Class R3 Adviser: Capital Research and Management Company Subadviser: N/A	0.92%	-7.43%	3.43%	5.38%
US Fund Diversified Emerging Mkts	American Funds New World Fund® - Class R3 Adviser: Capital Research and Management Company Subadviser: N/A	1.22%	-22.27%	2.36%	4.28%
US Fund Large Blend	ClearBridge Aggressive Growth Fund - Class FI Adviser: Legg Mason Partners Fund Advisor, LLC Subadviser: ClearBridge Investments, LLC	1.07%	-25.60%	1.83%	7.67%
US Fund Large Value	ClearBridge Value Fund - Class FI* (formerly ClearBridge Value Trust-Class FI) Adviser: ClearBridge Investments, LLC Subadviser: N/A	1.15%	-6.51%	7.99%	11.06%
US Fund Health	Eaton Vance Worldwide Health Sciences Fund - Class A* Adviser: Eaton Vance Management Subadviser: Eaton Vance Advisers International Ltd.	1.14%	-9.43%	10.78%	12.66%
US Fund Mid-Cap Growth	Federated Hermes Kaufmann Fund - Class R* Adviser: Federated Equity Management Company Of Pennsylvania Subadviser: Federated Global Investment Management Corp	1.97%	-30.30%	4.81%	10.46%
US Fund Large Blend	Goldman Sachs Large Cap Core Fund - Class A* (Closed to Contracts issued on or about 6/13/2008) Adviser: Goldman Sachs Asset Management, L.P. Subadviser: N/A	1.01%	-19.87%	9.53%	12.44%
US Fund Large Value	Goldman Sachs Large Cap Value Fund - Class A* Adviser: Goldman Sachs Asset Management, L.P. Subadviser: N/A	1.01%	-6.57%	6.57%	9.03%
US Fund Mid-Cap Blend	Goldman Sachs Mid Cap Value Fund - Class A* Adviser: Goldman Sachs Asset Management, L.P. Subadviser: N/A	1.18%	-10.65%	8.17%	9.65%

FUND TYPE	UNDERLYING FUND AND ADVISER/SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2022)
			1 YEAR	5 YEAR (or since inception)	10 YEAR (or since inception)
US Fund Small Blend	Goldman Sachs Small Cap Value Fund - Class A* Adviser: Goldman Sachs Asset Management, L.P. Subadviser: N/A	1.25%	-15.02%	2.77%	8.29%
US Fund Mid-Cap Growth	Goldman Sachs Small/Mid Cap Growth Fund - Class A* Adviser: Goldman Sachs Asset Management, L.P. Subadviser: N/A	1.25%	-28.67%	8.73%	11.12%
US Fund Large Growth	Invesco American Franchise Fund - Class A Adviser: Invesco Advisers, Inc. Subadviser: N/A	0.99%	-31.14%	7.54%	11.47%
US Fund Allocation-- 70% to 85% Equity	Invesco Equity and Income Fund - Class A* Adviser: Invesco Advisers, Inc. Subadviser: N/A	0.78%	-7.72%	5.38%	8.21%
US Fund Large Value	Invesco Growth and Income Fund - Class A Adviser: Invesco Advisers, Inc. Subadviser: N/A	0.79%	-5.93%	6.06%	10.12%
US Fund Small Growth	MFS® New Discovery Fund - Class R3* Adviser: Massachusetts Financial Services Company Subadviser: N/A	1.29%	-29.81%	7.32%	9.52%
US Fund Foreign Large Blend	MFS® Research International Fund - Class R3* Adviser: Massachusetts Financial Services Company Subadviser: N/A	1.04%	-17.52%	2.62%	4.54%
US Fund Technology	MFS® Technology Fund - Class R3* Adviser: Massachusetts Financial Services Company Subadviser: N/A	1.14%	-36.20%	7.82%	13.64%
US Fund Large Value	MFS® Value Fund - Class R3* Adviser: Massachusetts Financial Services Company Subadviser: N/A	0.79%	-6.14%	7.26%	10.90%
US Fund Large Blend	Neuberger Berman Sustainable Equity Fund - Class A Adviser: Neuberger Berman Investment Advisers LLC Subadviser: N/A	1.06%	-18.77%	7.08%	10.72%
US Fund Natural Resources	PGIM Jennison Natural Resources Fund, Inc. - Class A Adviser: PGIM Investments LLC Subadviser: Jennison Associates LLC	0.91%	24.50%	8.16%	2.61%

FUND TYPE	UNDERLYING FUND AND ADVISER/SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2022)
			1 YEAR	5 YEAR (or since inception)	10 YEAR (or since inception)
US Fund Foreign Small/Mid Blend	Putnam International Capital Opportunities Fund - Class A Adviser: Putnam Investment Management, LLC Subadviser: The Putnam Advisory Company, LLC; Putnam Investments Limited	1.58%	-18.01%	1.62%	4.49%
Global Large-Stock Blend	Templeton Growth Fund, Inc. - Class A Adviser: Templeton Global Advisors Limited Subadviser: N/A	1.04%	-11.71%	-0.75%	3.98%
US Fund Allocation-- 50% to 70% Equity	UBS U.S. Allocation Fund - Class A Adviser: UBS Asset Management (Americas) Inc Subadviser: N/A	1.01%	-17.19%	5.38%	7.94%
* This Fund’s Current Expenses reflect a temporary fee reduction.
This Supplement must be accompanied by and read in conjunction with the current Prospectus dated May 1, 2023. Please read this Supplement carefully and retain it for future reference.

2023-PROSUPP-79-HV5795